Changes in Fair Value of Plan Assets Categorized as Level Three (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	¥ 21,544		¥ 14,841
Fair Value Measurements Using Inputs Considered as Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	2,070
Purchases			582
Actual return on plan assets and other	394		329
Transfers out of level 3	(2,464)	[1]
Fair value of plan assets at end of year			2,070
Fair Value Measurements Using Inputs Considered as Level 3 | Minster Machine Company
Defined Benefit Plan Disclosure [Line Items]
Acquisition			¥ 1,159	[2]

[1]	All the level 3 assets were transferred into level 2 because we got the ability to redeem the level 3 assets at net asset value at the measurement date.
[2]	As a result of the Acquisition of Minster, NIDEC acquired the plan assets categorized as Level 3.